Fees Summary	Jun. 04, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 498,685,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,348.67
Total Offset Amount	0.00
Net Fee	76,348.67
Narrative - Max Aggregate Offering Price	$ 498,685,000.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true